Schedule III - Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2012
Schedule III - Real Estate and Accumulated Depreciation

Independence Realty Trust

Schedule III

Real Estate and Accumulated Depreciation

As of December 31, 2012

(Dollars in thousands)

	Description	Location	Initial Cost		Cost of Improvements, net of Retirements		Gross Carrying Amount		Accumulated Depreciation- Building	Encumbrances (Unpaid Principal)	Year of Acquisition	Life of Depreciation
Property Name			Land	Building	Land	Building	Land(a)	Building(a)
Crestmont	Apartment	Marietta, GA	$3,254	$13,044	$—	$140	$3,254	$13,184	$1,776	$(6,750)	2011	40
Copper Mill	Apartment	Austin, TX	3,472	13,958	—	233	3,472	14,191	1,927	(7,350)	2011	40
Cumberland	Apartment	Smyrna, GA	3,100	13,166	—	157	3,100	13,323	1,807	(6,900)	2011	40
Heritage Trace	Apartment	Newport News, VA	2,673	10,761	—	249	2,673	11,010	1,489	(5,500)	2011	40
Belle Creek Apartments	Apartment	Henderson, CO	1,890	7,596	—	239	1,890	7,835	893	(10,575)	2011	40
Runaway Bay	Apartment	Indianapolis, IN	3,079	12,318	—	6	3,079	12,324	53	(10,238)	2012	40
Tresa at Arrowhead	Apartment	Phoenix, AZ	7,080	28,500	—	221	7,080	28,721	2,675	(27,500)	2011	40
Centrepoint Apartments	Apartment	Tucson, AZ	5,620	22,720	—	89	5,620	22,809	1,663	(17,600)	2011	40

			$30,168	$122,063	$—	$1,334	$30,168	$123,397	$12,283	$(92,413)

(a)	The aggregate cost basis for federal income tax purposes of our investments in real estate approximates the carrying amount at December 31, 2012.

Investments in Real Estate	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Balance, beginning of period	$137,428	$0
Additions during period:
Acquisitions	15,397	136,834
Improvements to land and building	1,148	868
Deductions during period:
Dispositions of real estate	(408)	(274)
Deconsolidation of real estate	0	0

Balance, end of period:	$153,565	$137,428

Accumulated Depreciation	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Balance, beginning of period	$9,304	$0
Depreciation expense	3,387	1,771
Dispositions of real estate	(408)	(274)
Balances at acquisition(a)	0	7,807

Balance, end of period:	$12,283	$9,304

(a)	Assets and liabilities were recorded at our sponsor’s carrying amount pursuant to Staff Accounting Bulletin Topic 5G and ASC 805-50-30-5.